Loans - Troubled Debt Restructurings On Financing Receivables (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	¥ 240		¥ 454
Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	225		445
Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	193		412
Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	29		28
Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	0		0
Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	4		5
Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[3]	15	[2]	9
Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	191		443
Term Extension | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	191		441
Term Extension | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	159		408
Term Extension | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	28		28
Term Extension | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0		0
Term Extension | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	4		5
Term Extension | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3],[4]	0		2
Interest rate reduction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	15		0
Interest rate reduction | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0		0
Interest rate reduction | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0		0
Interest rate reduction | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0		0
Interest rate reduction | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0		0
Interest rate reduction | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0		0
Interest rate reduction | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3],[4]	14		0
Term Extension And Interest Rate Reduction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	20		0
Term Extension And Interest Rate Reduction | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	20		0
Term Extension And Interest Rate Reduction | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	20		0
Term Extension And Interest Rate Reduction | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0		0
Term Extension And Interest Rate Reduction | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0		0
Term Extension And Interest Rate Reduction | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0		0
Term Extension And Interest Rate Reduction | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3],[4]	0		0
Principal Forgiveness
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		10		0
Principal Forgiveness | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		10		0
Principal Forgiveness | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		10		0
Principal Forgiveness | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0		0
Principal Forgiveness | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0		0
Principal Forgiveness | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0		0
Principal Forgiveness | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3]	0		0
Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		3		10
Other | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		3		3
Other | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		3		3
Other | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0		0
Other | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0		0
Other | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0		0
Other | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3]	¥ 0		¥ 7

[1]	Commitments to lend to borrowers experiencing financial difficulty that were granted modifications were immaterial at March 31, 2025 and 2026.
[2]	The allowance for credit losses on loans is based on macroeconomic-sensitive models that rely on historical performance and macroeconomic scenarios to forecast expected credit losses. Modifications of loans impact expected credit losses by affecting the likelihood of default.
[3]	The majority of total foreign consist of corporate.
[4]	The financial effects of loan modifications, which were largely in the form of term extensions and interest rate reductions, included extending the weighted-average life of the loans by 11.0 months and 20.2 months, and reducing the weighted-average contractual interest rate by 0.5% and 1.0% for the fiscal years ended March 31, 2025 and 2026, respectively.